Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000232397
Shareholder Report [Line Items]
Fund Name	WisdomTree Artificial Intelligence and Innovation Fund
Trading Symbol	WTAI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Artificial Intelligence and Innovation Fund $9,786	S&P 500® Equal Weight Index $12,197	S&P 500® Information Technology Index $16,821	WisdomTree Artificial Intelligence & Innovation Index $9,866
12/9/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$9,746	$10,211	$10,054	$9,743
1/31/22	$8,525	$9,767	$9,362	$8,523
2/28/22	$8,152	$9,683	$8,903	$8,148
3/31/22	$7,986	$9,933	$9,214	$7,991
4/30/22	$6,816	$9,297	$8,174	$6,819
5/31/22	$6,844	$9,390	$8,105	$6,847
6/30/22	$5,964	$8,507	$7,349	$5,965
7/31/22	$6,689	$9,247	$8,344	$6,693
8/31/22	$6,451	$8,923	$7,833	$6,456
9/30/22	$5,619	$8,099	$6,893	$5,624
10/31/22	$5,623	$8,893	$7,432	$5,632
11/30/22	$6,166	$9,488	$7,880	$6,177
12/31/22	$5,611	$9,042	$7,220	$5,620
1/31/23	$6,533	$9,710	$7,893	$6,544
2/28/23	$6,628	$9,390	$7,928	$6,637
3/31/23	$6,942	$9,307	$8,795	$6,955
4/30/23	$6,318	$9,338	$8,835	$6,329
5/31/23	$7,252	$8,985	$9,671	$7,261
6/30/23	$7,558	$9,678	$10,308	$7,572
7/31/23	$8,039	$10,012	$10,584	$8,056
8/31/23	$7,371	$9,696	$10,444	$7,389
9/30/23	$6,922	$9,204	$9,726	$6,939
10/31/23	$6,342	$8,829	$9,724	$6,356
11/30/23	$7,431	$9,635	$10,975	$7,456
12/31/23	$8,230	$10,296	$11,396	$8,266
1/31/24	$7,979	$10,211	$11,846	$8,013
2/29/24	$8,437	$10,637	$12,593	$8,470
3/31/24	$8,262	$11,111	$12,841	$8,314
4/30/24	$7,700	$10,570	$12,144	$7,733
5/31/24	$7,828	$10,868	$13,368	$7,861
6/30/24	$8,326	$10,819	$14,614	$8,361
7/31/24	$7,951	$11,304	$14,309	$7,990
8/31/24	$7,871	$11,586	$14,489	$7,909
9/30/24	$7,959	$11,857	$14,849	$7,999
10/31/24	$7,995	$11,664	$14,705	$8,038
11/30/24	$8,728	$12,413	$15,390	$8,778
12/31/24	$8,768	$11,636	$15,568	$8,818
1/31/25	$9,295	$12,043	$15,115	$9,355
2/28/25	$8,612	$11,970	$14,915	$8,670
3/31/25	$7,595	$11,565	$13,598	$7,643
4/30/25	$7,858	$11,300	$13,818	$7,917
5/31/25	$8,808	$11,792	$15,323	$8,878
6/30/25	$9,786	$12,197	$16,821	$9,866

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/9/21
Fund NAV Returns	17.54%	-0.61%
S&P 500® Equal Weight Index	12.73%	5.73%
S&P 500® Information Technology Index	15.10%	15.72%
WisdomTree Artificial Intelligence & Innovation Index	18.00%	-0.38%

AssetsNet	$ 210,876,086
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 922,228
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$210,876,086 # of Portfolio Holdings71 Portfolio Turnover Rate32% Investment Advisory Fees Paid, Net$922,228
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	77.8%
Communication Services	7.3%
Consumer Discretionary	6.7%
Industrials	5.1%
Health Care	2.1%
Consumer Staples	0.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Broadcom, Inc.	3.9%
Palantir Technologies, Inc.	3.6%
NVIDIA Corp.	3.4%
SK Hynix, Inc.	3.0%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Cloudflare, Inc.	2.7%
Zscaler, Inc.	2.4%
ARM Holdings PLC	2.3%
Crowdstrike Holdings, Inc.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227588
Shareholder Report [Line Items]
Fund Name	WisdomTree BioRevolution Fund
Trading Symbol	WDNA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$42	0.45%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree BioRevolution Fund $5,486	S&P 500® Equal Weight Index $12,947	S&P 500® Health Care Index $11,936	S&P Biotechnology Select Industry Index $6,572	WisdomTree BioRevolution Index $5,487
6/3/21	$10,000	$10,000	$10,000	$10,000	$10,000
6/30/21	$10,647	$9,965	$10,428	$10,648	$10,652
7/31/21	$10,340	$10,093	$10,939	$9,701	$10,348
8/31/21	$10,875	$10,334	$11,198	$10,449	$10,886
9/30/21	$10,176	$9,943	$10,577	$9,882	$10,186
10/31/21	$10,188	$10,472	$11,123	$9,807	$10,203
11/30/21	$9,553	$10,206	$10,790	$9,142	$9,576
12/31/21	$9,442	$10,838	$11,759	$8,800	$9,462
1/31/22	$8,099	$10,367	$10,965	$7,368	$8,120
2/28/22	$7,891	$10,279	$10,853	$7,075	$7,911
3/31/22	$8,071	$10,544	$11,456	$7,080	$8,092
4/30/22	$7,207	$9,868	$10,917	$5,808	$7,228
5/31/22	$7,087	$9,967	$11,074	$5,416	$7,106
6/30/22	$6,943	$9,030	$10,779	$5,842	$6,962
7/31/22	$7,559	$9,815	$11,137	$6,382	$7,573
8/31/22	$7,315	$9,472	$10,493	$6,592	$7,334
9/30/22	$6,731	$8,597	$10,221	$6,249	$6,749
10/31/22	$7,191	$9,440	$11,214	$6,469	$7,213
11/30/22	$7,435	$10,072	$11,754	$6,598	$7,459
12/31/22	$6,981	$9,598	$11,529	$6,545	$7,006
1/31/23	$7,334	$10,307	$11,314	$6,986	$7,364
2/28/23	$6,901	$9,967	$10,793	$6,499	$6,923
3/31/23	$6,889	$9,879	$11,033	$5,976	$6,905
4/30/23	$6,853	$9,912	$11,372	$6,300	$6,873
5/31/23	$6,824	$9,537	$10,884	$6,616	$6,838
6/30/23	$6,985	$10,273	$11,358	$6,550	$6,996
7/31/23	$7,378	$10,628	$11,474	$6,633	$7,390
8/31/23	$6,668	$10,293	$11,395	$6,245	$6,675
9/30/23	$6,070	$9,770	$11,057	$5,773	$6,074
10/31/23	$5,476	$9,372	$10,702	$5,229	$5,479
11/30/23	$6,098	$10,228	$11,281	$5,965	$6,102
12/31/23	$6,822	$10,929	$11,766	$7,053	$6,822
1/31/24	$6,426	$10,839	$12,121	$6,912	$6,426
2/29/24	$7,057	$11,291	$12,511	$7,772	$7,056
3/31/24	$6,940	$11,794	$12,808	$7,510	$6,938
4/30/24	$6,223	$11,220	$12,157	$6,680	$6,220
5/31/24	$6,438	$11,536	$12,447	$7,032	$6,437
6/30/24	$6,381	$11,484	$12,685	$7,332	$6,379
7/31/24	$6,855	$11,999	$13,021	$7,833	$6,852
8/31/24	$6,847	$12,299	$13,686	$8,018	$6,841
9/30/24	$6,697	$12,586	$13,455	$7,827	$6,693
10/31/24	$6,292	$12,382	$12,833	$7,680	$6,289
11/30/24	$6,503	$13,177	$12,870	$7,887	$6,502
12/31/24	$5,857	$12,351	$12,070	$7,136	$5,859
1/31/25	$6,159	$12,784	$12,889	$7,341	$6,159
2/28/25	$5,719	$12,706	$13,081	$7,030	$5,720
3/31/25	$5,221	$12,276	$12,859	$6,426	$5,219
4/30/25	$5,372	$11,995	$12,383	$6,579	$5,368
5/31/25	$4,993	$12,517	$11,696	$6,277	$4,989
6/30/25	$5,486	$12,947	$11,936	$6,572	$5,487

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 6/3/21
Fund NAV Returns	-14.02%	-13.69%
S&P 500® Equal Weight Index	12.73%	6.54%
S&P 500® Health Care Index	-5.90%	4.43%
S&P Biotechnology Select Industry Index	-10.36%	-9.78%
WisdomTree BioRevolution Index	-13.98%	-13.68%

AssetsNet	$ 2,018,772
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 9,971
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,018,772 # of Portfolio Holdings91 Portfolio Turnover Rate32% Investment Advisory Fees Paid, Net$9,971
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	88.5%
Materials	9.3%
Consumer Staples	1.5%
Energy	0.6%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Verve Therapeutics, Inc.	5.5%
Ginkgo Bioworks Holdings, Inc.	2.7%
Novonesis Novozymes	2.6%
Natera, Inc.	2.6%
CRISPR Therapeutics AG	2.6%
Intellia Therapeutics, Inc.	2.5%
Twist Bioscience Corp.	2.2%
Eli Lilly & Co.	2.2%
Agios Pharmaceuticals, Inc.	1.9%
Gilead Sciences, Inc.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000214236
Shareholder Report [Line Items]
Fund Name	WisdomTree Cloud Computing Fund
Trading Symbol	WCLD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Cloud Computing Fund $14,425	S&P 500® Equal Weight Index $18,972	BVP NASDAQ Emerging Cloud Index $14,761	S&P 500® Growth Index $25,611	S&P 500® Information Technology Index $36,724
9/6/19	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/19	$9,401	$10,091	$9,407	$9,869	$9,912
10/31/19	$9,557	$10,220	$9,565	$10,041	$10,298
11/30/19	$10,575	$10,565	$10,594	$10,385	$10,852
12/31/19	$10,200	$10,859	$10,225	$10,690	$11,340
1/31/20	$11,153	$10,661	$11,185	$10,932	$11,789
2/29/20	$10,886	$9,704	$10,919	$10,151	$10,931
3/31/20	$9,489	$7,960	$9,509	$9,139	$9,987
4/30/20	$11,269	$9,110	$11,295	$10,460	$11,365
5/31/20	$14,054	$9,539	$14,094	$11,082	$12,167
6/30/20	$15,547	$9,689	$15,593	$11,537	$13,035
7/31/20	$16,700	$10,158	$16,755	$12,344	$13,768
8/31/20	$17,829	$10,612	$17,898	$13,525	$15,421
9/30/20	$17,043	$10,343	$17,102	$12,893	$14,594
10/31/20	$16,752	$10,280	$16,819	$12,496	$13,849
11/30/20	$19,533	$11,750	$19,619	$13,708	$15,432
12/31/20	$21,361	$12,252	$21,468	$14,267	$16,317
1/31/21	$21,457	$12,153	$21,574	$14,195	$16,167
2/28/21	$21,269	$12,892	$21,378	$14,195	$16,362
3/31/21	$19,190	$13,660	$19,316	$14,570	$16,639
4/30/21	$20,463	$14,307	$20,603	$15,571	$17,515
5/31/21	$19,753	$14,582	$19,896	$15,432	$17,356
6/30/21	$22,302	$14,603	$22,471	$16,309	$18,562
7/31/21	$22,897	$14,791	$23,066	$16,927	$19,279
8/31/21	$24,318	$15,144	$24,483	$17,635	$19,966
9/30/21	$22,973	$14,570	$23,145	$16,614	$18,811
10/31/21	$24,972	$15,346	$25,167	$18,122	$20,348
11/30/21	$22,454	$14,956	$22,640	$18,380	$21,233
12/31/21	$20,698	$15,883	$20,879	$18,835	$21,951
1/31/22	$17,837	$15,192	$17,997	$17,258	$20,440
2/28/22	$16,744	$15,062	$16,904	$16,482	$19,438
3/31/22	$16,309	$15,451	$16,468	$17,216	$20,117
4/30/22	$13,703	$14,461	$13,838	$15,068	$17,847
5/31/22	$12,083	$14,606	$12,206	$14,863	$17,695
6/30/22	$11,185	$13,233	$11,305	$13,633	$16,045
7/31/22	$11,776	$14,384	$11,908	$15,381	$18,217
8/31/22	$11,808	$13,880	$11,944	$14,560	$17,102
9/30/22	$10,654	$12,598	$10,778	$13,107	$15,049
10/31/22	$10,990	$13,833	$11,120	$13,696	$16,225
11/30/22	$10,255	$14,759	$10,380	$14,393	$17,203
12/31/22	$9,996	$14,065	$10,121	$13,296	$15,762
1/31/23	$11,453	$15,104	$11,599	$14,044	$17,231
2/28/23	$11,325	$14,606	$11,476	$13,772	$17,309
3/31/23	$11,848	$14,477	$12,006	$14,577	$19,201
4/30/23	$10,634	$14,526	$10,781	$14,785	$19,289
5/31/23	$12,159	$13,976	$12,328	$15,155	$21,114
6/30/23	$12,662	$15,054	$12,839	$16,121	$22,505
7/31/23	$13,759	$15,574	$13,957	$16,612	$23,108
8/31/23	$12,741	$15,083	$12,928	$16,509	$22,802
9/30/23	$11,832	$14,317	$12,011	$15,704	$21,234
10/31/23	$10,910	$13,733	$11,076	$15,326	$21,230
11/30/23	$12,514	$14,988	$12,710	$16,670	$23,962
12/31/23	$13,955	$16,016	$14,180	$17,290	$24,880
1/31/24	$13,819	$15,884	$14,048	$17,790	$25,862
2/29/24	$14,270	$16,545	$14,518	$19,088	$27,494
3/31/24	$13,915	$17,283	$14,164	$19,494	$28,036
4/30/24	$12,761	$16,442	$12,993	$18,733	$26,514
5/31/24	$12,163	$16,906	$12,387	$19,970	$29,186
6/30/24	$12,614	$16,829	$12,850	$21,364	$31,906
7/31/24	$12,602	$17,584	$12,845	$21,085	$31,241
8/31/24	$12,670	$18,023	$12,917	$21,547	$31,633
9/30/24	$12,765	$18,444	$13,019	$22,159	$32,420
10/31/24	$13,236	$18,144	$13,505	$22,019	$32,106
11/30/24	$15,734	$19,309	$16,066	$23,327	$33,599
12/31/24	$14,968	$18,099	$15,286	$23,527	$33,988
1/31/25	$16,205	$18,733	$16,558	$24,158	$33,001
2/28/25	$14,597	$18,619	$14,917	$23,455	$32,563
3/31/25	$12,929	$17,989	$13,215	$21,533	$29,687
4/30/25	$13,176	$17,578	$13,474	$22,014	$30,169
5/31/25	$14,306	$18,342	$14,631	$24,085	$33,455
6/30/25	$14,425	$18,972	$14,761	$25,611	$36,724

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 9/6/19
Fund NAV Returns	14.36%	-1.49%	6.50%
S&P 500® Equal Weight Index	12.73%	14.38%	11.63%
BVP NASDAQ Emerging Cloud Index	14.87%	-1.09%	6.92%
S&P 500® Growth Index	19.88%	17.29%	17.54%
S&P 500® Information Technology Index	15.10%	23.02%	25.05%

AssetsNet	$ 377,782,583
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,954,854
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$377,782,583 # of Portfolio Holdings69 Portfolio Turnover Rate39% Investment Advisory Fees Paid, Net$1,954,854
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	88.7%
Financials	4.9%
Industrials	4.3%
Health Care	2.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Zscaler, Inc.	2.4%
Palantir Technologies, Inc.	2.1%
Olo, Inc.	2.0%
Cloudflare, Inc.	2.0%
Rubrik, Inc.	2.0%
Veeva Systems, Inc.	2.0%
Snowflake, Inc.	1.9%
Crowdstrike Holdings, Inc.	1.9%
Toast, Inc.	1.8%
BlackLine, Inc.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000224004
Shareholder Report [Line Items]
Fund Name	WisdomTree Cybersecurity Fund
Trading Symbol	WCBR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Cybersecurity Fund $13,244	S&P 500® Equal Weight Index $15,487	S&P 500® Growth Index $17,796	S&P 500® Information Technology Index $22,274	WisdomTree Team8 Cybersecurity Index $13,408
1/28/21	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/21	$10,046	$9,921	$9,863	$9,806	$10,048
2/28/21	$9,293	$10,524	$9,863	$9,924	$9,302
3/31/21	$8,730	$11,151	$10,124	$10,092	$8,741
4/30/21	$9,371	$11,679	$10,820	$10,623	$9,387
5/31/21	$9,338	$11,903	$10,723	$10,526	$9,358
6/30/21	$10,108	$11,920	$11,332	$11,258	$10,135
7/31/21	$10,592	$12,074	$11,762	$11,693	$10,622
8/31/21	$11,456	$12,362	$12,253	$12,110	$11,501
9/30/21	$10,645	$11,894	$11,544	$11,409	$10,696
10/31/21	$12,114	$12,527	$12,592	$12,341	$12,176
11/30/21	$11,134	$12,208	$12,771	$12,878	$11,194
12/31/21	$10,840	$12,965	$13,087	$13,313	$10,901
1/31/22	$9,394	$12,401	$11,992	$12,397	$9,440
2/28/22	$9,772	$12,295	$11,453	$11,789	$9,836
3/31/22	$10,258	$12,613	$11,963	$12,201	$10,323
4/30/22	$9,253	$11,805	$10,470	$10,824	$9,315
5/31/22	$7,903	$11,923	$10,328	$10,732	$7,953
6/30/22	$7,400	$10,802	$9,473	$9,731	$7,447
7/31/22	$7,724	$11,741	$10,688	$11,049	$7,777
8/31/22	$8,065	$11,330	$10,117	$10,373	$8,123
9/30/22	$7,051	$10,284	$9,107	$9,127	$7,093
10/31/22	$7,246	$11,292	$9,516	$9,841	$7,296
11/30/22	$6,640	$12,048	$10,001	$10,434	$6,654
12/31/22	$6,334	$11,481	$9,239	$9,560	$6,350
1/31/23	$6,941	$12,330	$9,758	$10,451	$6,962
2/28/23	$7,311	$11,923	$9,569	$10,498	$7,335
3/31/23	$7,647	$11,818	$10,129	$11,646	$7,675
4/30/23	$6,990	$11,857	$10,273	$11,699	$7,015
5/31/23	$8,283	$11,408	$10,530	$12,806	$8,318
6/30/23	$8,042	$12,289	$11,202	$13,649	$8,079
7/31/23	$8,620	$12,713	$11,543	$14,015	$8,662
8/31/23	$8,620	$12,312	$11,471	$13,829	$8,665
9/30/23	$8,491	$11,687	$10,912	$12,879	$8,541
10/31/23	$8,088	$11,210	$10,649	$12,876	$8,137
11/30/23	$9,459	$12,235	$11,583	$14,533	$9,521
12/31/23	$10,540	$13,074	$12,014	$15,090	$10,575
1/31/24	$10,827	$12,966	$12,361	$15,686	$10,867
2/29/24	$11,317	$13,506	$13,263	$16,675	$11,408
3/31/24	$10,656	$14,108	$13,545	$17,004	$10,751
4/30/24	$10,295	$13,422	$13,016	$16,081	$10,374
5/31/24	$9,621	$13,800	$13,876	$17,702	$9,702
6/30/24	$10,432	$13,738	$14,844	$19,351	$10,521
7/31/24	$10,452	$14,354	$14,651	$18,948	$10,547
8/31/24	$10,590	$14,712	$14,972	$19,185	$10,691
9/30/24	$10,581	$15,056	$15,397	$19,663	$10,684
10/31/24	$10,748	$14,811	$15,300	$19,472	$10,855
11/30/24	$12,073	$15,762	$16,209	$20,378	$12,199
12/31/24	$11,785	$14,775	$16,347	$20,614	$11,906
1/31/25	$12,891	$15,292	$16,786	$20,015	$13,031
2/28/25	$12,292	$15,199	$16,298	$19,749	$12,428
3/31/25	$11,282	$14,685	$14,962	$18,005	$11,412
4/30/25	$11,681	$14,349	$15,296	$18,298	$11,818
5/31/25	$12,662	$14,973	$16,735	$20,290	$12,815
6/30/25	$13,244	$15,487	$17,796	$22,274	$13,408

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/28/21
Fund NAV Returns	26.96%	6.56%
S&P 500® Equal Weight Index	12.73%	10.39%
S&P 500® Growth Index	19.88%	13.91%
S&P 500® Information Technology Index	15.10%	19.84%
WisdomTree Team8 Cybersecurity Index	27.44%	6.85%

AssetsNet	$ 135,065,258
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 520,791
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,065,258 # of Portfolio Holdings26 Portfolio Turnover Rate35% Investment Advisory Fees Paid, Net$520,791
Holdings [Text Block]

Country Breakdown (% of Net Assets)

United States	90.0%
Japan	4.0%
Israel	3.4%
South Korea	2.5%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Cloudflare, Inc.	7.2%
Zscaler, Inc.	6.9%
Crowdstrike Holdings, Inc.	6.4%
Datadog, Inc.	5.7%
Rubrik, Inc.	5.4%
CyberArk Software Ltd.	5.3%
Palo Alto Networks, Inc.	4.8%
Fortinet, Inc.	4.7%
SentinelOne, Inc.	4.1%
NetApp, Inc.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164637
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic International Equity Fund
Trading Symbol	DDWM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Dynamic International Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International Equity Fund	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Dynamic International Equity Fund $23,522	MSCI EAFE Local Currency Index $21,531	MSCI EAFE Index $21,142	MSCI EAFE Value Index $21,069	WisdomTree Dynamic International Equity Index $23,968
1/7/16	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,996	$9,939	$9,812	$9,743	$9,989
2/29/16	$9,756	$9,585	$9,632	$9,554	$9,756
3/31/16	$10,227	$9,866	$10,259	$10,184	$10,215
4/30/16	$10,417	$9,990	$10,556	$10,586	$10,426
5/31/16	$10,447	$10,177	$10,460	$10,418	$10,449
6/30/16	$10,182	$9,793	$10,109	$9,901	$10,177
7/31/16	$10,665	$10,258	$10,621	$10,421	$10,654
8/31/16	$10,795	$10,354	$10,629	$10,590	$10,761
9/30/16	$10,869	$10,385	$10,760	$10,692	$10,859
10/31/16	$10,915	$10,508	$10,539	$10,717	$10,913
11/30/16	$10,898	$10,637	$10,330	$10,651	$10,903
12/31/16	$11,418	$11,119	$10,683	$11,138	$11,421
1/31/17	$11,496	$11,130	$10,993	$11,413	$11,489
2/28/17	$11,707	$11,369	$11,150	$11,491	$11,707
3/31/17	$12,008	$11,643	$11,457	$11,812	$12,025
4/30/17	$12,186	$11,805	$11,748	$12,060	$12,188
5/31/17	$12,508	$12,052	$12,179	$12,339	$12,512
6/30/17	$12,448	$11,958	$12,158	$12,376	$12,445
7/31/17	$12,734	$12,039	$12,509	$12,790	$12,741
8/31/17	$12,747	$12,034	$12,504	$12,710	$12,754
9/30/17	$13,078	$12,360	$12,815	$13,103	$13,090
10/31/17	$13,321	$12,726	$13,010	$13,204	$13,317
11/30/17	$13,347	$12,660	$13,146	$13,322	$13,350
12/31/17	$13,533	$12,812	$13,357	$13,527	$13,531
1/31/18	$13,901	$12,966	$14,027	$14,257	$13,903
2/28/18	$13,311	$12,544	$13,394	$13,579	$13,323
3/31/18	$13,067	$12,264	$13,153	$13,252	$13,109
4/30/18	$13,577	$12,816	$13,453	$13,661	$13,589
5/31/18	$13,267	$12,729	$13,150	$13,068	$13,279
6/30/18	$13,205	$12,690	$12,990	$12,903	$13,225
7/31/18	$13,601	$13,024	$13,310	$13,273	$13,606
8/31/18	$13,337	$12,805	$13,052	$12,790	$13,319
9/30/18	$13,546	$12,989	$13,166	$13,055	$13,538
10/31/18	$12,735	$12,140	$12,118	$12,188	$12,730
11/30/18	$12,707	$12,113	$12,103	$12,120	$12,742
12/31/18	$12,038	$11,405	$11,515	$11,528	$12,071
1/31/19	$12,730	$12,027	$12,272	$12,299	$12,761
2/28/19	$13,090	$12,445	$12,585	$12,504	$13,134
3/31/19	$13,231	$12,612	$12,664	$12,440	$13,270
4/30/19	$13,598	$13,038	$13,020	$12,730	$13,643
5/31/19	$13,022	$12,434	$12,395	$11,993	$13,047
6/30/19	$13,610	$12,965	$13,130	$12,632	$13,647
7/31/19	$13,568	$13,056	$12,963	$12,348	$13,607
8/31/19	$13,176	$12,741	$12,628	$11,841	$13,231
9/30/19	$13,691	$13,192	$12,989	$12,412	$13,756
10/31/19	$13,985	$13,413	$13,456	$12,860	$14,060
11/30/19	$14,190	$13,693	$13,608	$12,911	$14,263
12/31/19	$14,570	$13,876	$14,050	$13,382	$14,658
1/31/20	$14,244	$13,706	$13,757	$12,898	$14,326
2/29/20	$12,998	$12,599	$12,513	$11,678	$13,079
3/31/20	$11,107	$11,025	$10,843	$9,609	$11,169
4/30/20	$11,708	$11,624	$11,543	$10,123	$11,779
5/31/20	$12,054	$12,096	$12,046	$10,431	$12,137
6/30/20	$12,339	$12,415	$12,456	$10,803	$12,435
7/31/20	$12,276	$12,192	$12,747	$10,824	$12,371
8/31/20	$12,825	$12,692	$13,402	$11,457	$12,923
9/30/20	$12,545	$12,566	$13,054	$10,931	$12,647
10/31/20	$12,024	$12,074	$12,532	$10,491	$12,123
11/30/20	$13,465	$13,656	$14,475	$12,478	$13,589
12/31/20	$13,957	$13,993	$15,148	$13,031	$14,077
1/31/21	$13,912	$13,940	$14,987	$12,929	$14,028
2/28/21	$14,131	$14,304	$15,323	$13,545	$14,259
3/31/21	$14,770	$15,056	$15,675	$14,001	$14,904
4/30/21	$14,984	$15,246	$16,147	$14,268	$15,126
5/31/21	$15,483	$15,563	$16,674	$14,762	$15,543
6/30/21	$15,394	$15,777	$16,486	$14,422	$15,559
7/31/21	$15,460	$15,840	$16,610	$14,387	$15,647
8/31/21	$15,682	$16,196	$16,903	$14,550	$15,873
9/30/21	$15,361	$15,985	$16,412	$14,283	$15,534
10/31/21	$15,556	$16,334	$16,816	$14,511	$15,748
11/30/21	$15,156	$15,924	$16,033	$13,638	$15,347
12/31/21	$15,957	$16,610	$16,854	$14,450	$16,161
1/31/22	$15,818	$16,005	$16,040	$14,600	$16,049
2/28/22	$15,580	$15,656	$15,756	$14,402	$15,795
3/31/22	$15,999	$15,991	$15,858	$14,498	$16,198
4/30/22	$15,755	$15,768	$14,832	$13,765	$15,942
5/31/22	$15,838	$15,737	$14,943	$14,103	$16,022
6/30/22	$14,760	$14,738	$13,556	$12,699	$14,923
7/31/22	$15,260	$15,503	$14,232	$12,964	$15,433
8/31/22	$14,957	$15,150	$13,556	$12,526	$15,145
9/30/22	$14,048	$14,209	$12,288	$11,403	$14,219
10/31/22	$14,713	$14,966	$12,949	$12,139	$14,910
11/30/22	$15,921	$15,928	$14,407	$13,473	$16,147
12/31/22	$15,755	$15,448	$14,419	$13,643	$15,989
1/31/23	$16,840	$16,421	$15,586	$14,696	$17,095
2/28/23	$16,656	$16,523	$15,261	$14,490	$16,908
3/31/23	$16,837	$16,605	$15,639	$14,453	$17,089
4/30/23	$17,283	$16,983	$16,081	$14,918	$17,542
5/31/23	$16,493	$16,715	$15,400	$14,115	$16,712
6/30/23	$17,297	$17,317	$16,101	$14,909	$17,526
7/31/23	$17,752	$17,606	$16,622	$15,587	$17,993
8/31/23	$17,274	$17,282	$15,985	$15,124	$17,506
9/30/23	$17,157	$17,096	$15,439	$14,996	$17,397
10/31/23	$16,658	$16,523	$14,813	$14,337	$16,893
11/30/23	$17,527	$17,447	$16,188	$15,473	$17,791
12/31/23	$18,188	$17,944	$17,048	$16,228	$18,471
1/31/24	$18,261	$18,414	$17,146	$16,218	$18,548
2/29/24	$18,561	$18,971	$17,460	$16,247	$18,862
3/31/24	$19,351	$19,731	$18,035	$16,956	$19,690
4/30/24	$19,294	$19,559	$17,573	$16,782	$19,598
5/31/24	$19,840	$20,039	$18,253	$17,443	$20,148
6/30/24	$19,568	$19,928	$17,959	$16,958	$19,872
7/31/24	$20,227	$20,081	$18,486	$17,753	$20,553
8/31/24	$20,747	$20,170	$19,087	$18,207	$21,089
9/30/24	$20,880	$20,093	$19,263	$18,466	$21,225
10/31/24	$20,049	$19,773	$18,215	$17,598	$20,399
11/30/24	$20,009	$19,886	$18,112	$17,463	$20,333
12/31/24	$20,124	$19,968	$17,700	$17,151	$20,467
1/31/25	$21,021	$20,931	$18,630	$18,026	$21,369
2/28/25	$21,413	$21,130	$18,992	$18,698	$21,785
3/31/25	$21,415	$20,545	$18,915	$19,134	$21,789
4/30/25	$22,238	$20,531	$19,781	$19,910	$22,633
5/31/25	$23,102	$21,488	$20,686	$20,709	$23,524
6/30/25	$23,522	$21,531	$21,142	$21,069	$23,968

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	20.21%	13.77%	9.44%
MSCI EAFE Local Currency Index	8.04%	11.64%	8.42%
MSCI EAFE Index	17.73%	11.16%	8.21%
MSCI EAFE Value Index	24.24%	14.29%	8.17%
WisdomTree Dynamic International Equity Index	20.61%	14.02%	9.65%

AssetsNet	$ 662,677,191
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 1,457,055
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$662,677,191 # of Portfolio Holdings1,385 Portfolio Turnover Rate25% Investment Advisory Fees Paid, Net$1,457,055
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	23.0%
Industrials	18.0%
Consumer Discretionary	9.5%
Consumer Staples	9.2%
Health Care	7.1%
Utilities	7.0%
Communication Services	6.7%
Materials	6.4%
Energy	5.1%
Information Technology	4.1%
Other Sectors	3.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.5%
Novartis AG	1.5%
Intesa Sanpaolo SpA	1.2%
Toyota Motor Corp.	1.2%
British American Tobacco PLC	1.1%
Allianz SE	1.1%
Banco Bilbao Vizcaya Argentaria SA	1.0%
Shell PLC	1.0%
Enel SpA	1.0%
Nestle SA	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective April 30, 2025, the Fund was renamed WisdomTree Dynamic International Equity Fund (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund).

Effective April 30, 2025, the Fund's Index was renamed WisdomTree Dynamic International Equity Index (formerly, WisdomTree Dynamic Currency Hedged International Equity Index).

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164635
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic International SmallCap Equity Fund
Trading Symbol	DDLS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Dynamic International SmallCap Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International SmallCap Equity Fund	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Dynamic International SmallCap Equity Fund $22,848	MSCI EAFE Local Currency Index $21,531	MSCI EAFE Small Cap Index $19,831	MSCI EAFE Small Cap Local Currency Index $20,854	MSCI EAFE Small Cap Value Index $20,279	WisdomTree Dynamic International SmallCap Equity Index $23,685
1/7/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,827	$9,939	$9,674	$9,808	$9,696	$9,823
2/29/16	$9,757	$9,585	$9,662	$9,586	$9,706	$9,748
3/31/16	$10,433	$9,866	$10,437	$10,034	$10,484	$10,421
4/30/16	$10,520	$9,990	$10,677	$10,057	$10,820	$10,511
5/31/16	$10,689	$10,177	$10,732	$10,400	$10,764	$10,692
6/30/16	$10,040	$9,793	$10,166	$9,740	$10,161	$10,051
7/31/16	$10,780	$10,258	$10,789	$10,310	$10,869	$10,803
8/31/16	$10,835	$10,354	$10,725	$10,329	$10,903	$10,873
9/30/16	$11,081	$10,385	$11,044	$10,530	$11,146	$11,117
10/31/16	$11,098	$10,508	$10,731	$10,587	$10,967	$11,135
11/30/16	$11,119	$10,637	$10,430	$10,670	$10,752	$11,153
12/31/16	$11,591	$11,119	$10,728	$11,106	$11,116	$11,641
1/31/17	$11,779	$11,130	$11,107	$11,167	$11,520	$11,817
2/28/17	$12,108	$11,369	$11,356	$11,482	$11,768	$12,146
3/31/17	$12,307	$11,643	$11,584	$11,677	$11,932	$12,341
4/30/17	$12,685	$11,805	$12,080	$12,054	$12,377	$12,722
5/31/17	$12,942	$12,052	$12,525	$12,325	$12,719	$12,997
6/30/17	$13,026	$11,958	$12,522	$12,265	$12,805	$13,105
7/31/17	$13,407	$12,039	$12,976	$12,430	$13,297	$13,478
8/31/17	$13,437	$12,034	$13,082	$12,538	$13,348	$13,513
9/30/17	$13,829	$12,360	$13,456	$12,940	$13,716	$13,905
10/31/17	$14,103	$12,726	$13,683	$13,343	$13,827	$14,166
11/30/17	$14,098	$12,660	$13,900	$13,356	$14,054	$14,196
12/31/17	$14,491	$12,812	$14,270	$13,663	$14,482	$14,597
1/31/18	$14,791	$12,966	$15,000	$13,837	$15,110	$14,883
2/28/18	$14,277	$12,544	$14,468	$13,502	$14,517	$14,402
3/31/18	$14,012	$12,264	$14,305	$13,292	$14,328	$14,139
4/30/18	$14,321	$12,816	$14,499	$13,780	$14,624	$14,450
5/31/18	$14,212	$12,729	$14,360	$13,834	$14,223	$14,346
6/30/18	$13,907	$12,690	$14,081	$13,715	$13,917	$14,060
7/31/18	$14,048	$13,024	$14,173	$13,837	$14,084	$14,223
8/31/18	$13,916	$12,805	$14,059	$13,776	$13,884	$14,102
9/30/18	$13,991	$12,989	$13,957	$13,753	$13,880	$14,156
10/31/18	$12,912	$12,140	$12,614	$12,595	$12,725	$13,080
11/30/18	$12,952	$12,113	$12,525	$12,499	$12,602	$13,135
12/31/18	$12,086	$11,405	$11,717	$11,555	$11,850	$12,249
1/31/19	$12,798	$12,027	$12,661	$12,335	$12,781	$12,990
2/28/19	$13,200	$12,445	$12,945	$12,742	$12,987	$13,393
3/31/19	$13,226	$12,612	$12,966	$12,841	$12,913	$13,417
4/30/19	$13,650	$13,038	$13,357	$13,302	$13,216	$13,855
5/31/19	$13,049	$12,434	$12,651	$12,618	$12,487	$13,238
6/30/19	$13,389	$12,965	$13,187	$12,959	$13,028	$13,610
7/31/19	$13,371	$13,056	$13,094	$13,122	$12,845	$13,589
8/31/19	$12,986	$12,741	$12,771	$12,814	$12,580	$13,203
9/30/19	$13,558	$13,192	$13,130	$13,254	$13,037	$13,779
10/31/19	$14,055	$13,413	$13,726	$13,616	$13,668	$14,301
11/30/19	$14,469	$13,693	$14,030	$14,034	$13,900	$14,740
12/31/19	$15,076	$13,876	$14,642	$14,378	$14,497	$15,360
1/31/20	$14,626	$13,706	$14,218	$14,103	$14,012	$14,900
2/29/20	$13,182	$12,599	$12,824	$12,865	$12,612	$13,414
3/31/20	$10,693	$11,025	$10,613	$10,796	$10,059	$10,857
4/30/20	$11,606	$11,624	$11,716	$11,767	$10,932	$11,802
5/31/20	$12,164	$12,096	$12,552	$12,571	$11,408	$12,377
6/30/20	$12,224	$12,415	$12,723	$12,651	$11,529	$12,428
7/31/20	$12,326	$12,192	$13,151	$12,560	$11,721	$12,533
8/31/20	$13,114	$12,692	$14,132	$13,351	$12,604	$13,338
9/30/20	$13,075	$12,566	$14,028	$13,487	$12,361	$13,308
10/31/20	$12,708	$12,074	$13,539	$13,017	$11,953	$12,954
11/30/20	$14,055	$13,656	$15,399	$14,469	$13,861	$14,359
12/31/20	$14,808	$13,993	$16,450	$15,115	$13,793	$15,135
1/31/21	$14,813	$13,940	$16,389	$15,166	$13,735	$15,142
2/28/21	$15,256	$14,304	$16,823	$15,615	$14,334	$15,591
3/31/21	$15,929	$15,056	$17,191	$16,386	$14,820	$16,288
4/30/21	$16,387	$15,246	$17,882	$16,775	$15,350	$16,770
5/31/21	$16,768	$15,563	$18,239	$16,926	$15,778	$17,129
6/30/21	$16,640	$15,777	$17,937	$17,050	$15,334	$17,042
7/31/21	$16,872	$15,840	$18,242	$17,298	$15,524	$17,272
8/31/21	$17,335	$16,196	$18,768	$17,865	$15,914	$17,757
9/30/21	$16,989	$15,985	$18,098	$17,495	$15,356	$17,398
10/31/21	$17,063	$16,334	$18,382	$17,695	$15,512	$17,477
11/30/21	$16,384	$15,924	$17,354	$17,112	$14,606	$16,810
12/31/21	$17,194	$16,610	$18,111	$17,727	$15,393	$17,652
1/31/22	$16,501	$16,005	$16,786	$16,637	$15,965	$16,913
2/28/22	$16,358	$15,656	$16,573	$16,360	$15,852	$16,765
3/31/22	$16,501	$15,991	$16,566	$16,594	$15,802	$16,925
4/30/22	$16,151	$15,768	$15,430	$16,310	$14,941	$16,579
5/31/22	$15,943	$15,737	$15,318	$16,063	$14,925	$16,366
6/30/22	$15,012	$14,738	$13,636	$14,846	$13,349	$15,390
7/31/22	$15,743	$15,503	$14,538	$15,772	$14,009	$16,142
8/31/22	$15,450	$15,150	$13,893	$15,488	$13,478	$15,867
9/30/22	$14,218	$14,209	$12,295	$14,278	$11,963	$14,583
10/31/22	$14,589	$14,966	$12,816	$14,899	$12,541	$14,976
11/30/22	$15,541	$15,928	$14,086	$15,637	$13,771	$15,992
12/31/22	$15,511	$15,448	$14,237	$15,316	$14,046	$15,959
1/31/23	$16,612	$16,421	$15,300	$16,184	$15,135	$17,111
2/28/23	$16,560	$16,523	$14,968	$16,321	$14,891	$17,048
3/31/23	$16,414	$16,605	$14,937	$16,006	$14,683	$16,885
4/30/23	$16,818	$16,983	$15,238	$16,346	$15,039	$17,309
5/31/23	$16,031	$16,715	$14,602	$16,094	$14,307	$16,472
6/30/23	$16,559	$17,317	$15,024	$16,498	$14,800	$17,011
7/31/23	$17,113	$17,606	$15,690	$16,953	$15,583	$17,601
8/31/23	$16,735	$17,282	$15,168	$16,780	$15,104	$17,204
9/30/23	$16,428	$17,096	$14,497	$16,380	$14,650	$16,865
10/31/23	$15,798	$16,523	$13,645	$15,608	$13,927	$16,239
11/30/23	$16,761	$17,447	$15,017	$16,580	$15,145	$17,268
12/31/23	$17,863	$17,944	$16,111	$17,279	$16,207	$18,391
1/31/24	$17,814	$18,414	$15,846	$17,387	$15,999	$18,356
2/29/24	$17,901	$18,971	$15,906	$17,676	$15,891	$18,451
3/31/24	$18,601	$19,731	$16,498	$18,493	$16,680	$19,254
4/30/24	$18,688	$19,559	$16,008	$18,322	$16,359	$19,243
5/31/24	$19,119	$20,039	$16,701	$18,852	$16,991	$19,715
6/30/24	$18,761	$19,928	$16,193	$18,507	$16,354	$19,355
7/31/24	$19,726	$20,081	$17,117	$19,074	$17,372	$20,329
8/31/24	$19,964	$20,170	$17,455	$18,883	$17,651	$20,572
9/30/24	$20,363	$20,093	$17,901	$19,090	$18,128	$20,975
10/31/24	$19,285	$19,773	$16,779	$18,740	$17,004	$19,894
11/30/24	$19,364	$19,886	$16,790	$18,827	$17,018	$19,978
12/31/24	$19,620	$19,968	$16,404	$18,970	$16,641	$20,258
1/31/25	$19,970	$20,931	$16,969	$19,496	$17,212	$20,635
2/28/25	$19,948	$21,130	$16,919	$19,178	$17,365	$20,629
3/31/25	$19,921	$20,545	$17,009	$18,914	$17,676	$20,602
4/30/25	$20,771	$20,531	$17,996	$19,183	$18,629	$21,502
5/31/25	$21,848	$21,488	$19,005	$20,278	$19,498	$22,638
6/30/25	$22,848	$21,531	$19,831	$20,854	$20,279	$23,685

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	21.78%	13.33%	9.11%
MSCI EAFE Local Currency Index	8.04%	11.64%	8.42%
MSCI EAFE Small Cap Index	22.46%	9.28%	7.49%
MSCI EAFE Small Cap Local Currency Index	12.68%	10.51%	8.06%
MSCI EAFE Small Cap Value Index	24.00%	11.96%	7.74%
WisdomTree Dynamic International SmallCap Equity Index	22.37%	13.77%	9.52%

AssetsNet	$ 425,103,322
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 1,724,471
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$425,103,322 # of Portfolio Holdings1,007 Portfolio Turnover Rate43% Investment Advisory Fees Paid, Net$1,724,471
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	25.6%
Financials	15.0%
Consumer Discretionary	13.5%
Materials	9.7%
Consumer Staples	8.0%
Information Technology	8.0%
Real Estate	6.4%
Communication Services	4.4%
Health Care	3.8%
Energy	3.3%
Other Sectors	2.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Sydbank AS	1.0%
Harel Insurance Investments & Financial Services Ltd.	0.8%
Cofinimmo SA	0.7%
Plus500 Ltd.	0.6%
Hoegh Autoliners ASA	0.6%
Coface SA	0.6%
Suedzucker AG	0.6%
Menora Mivtachim Holdings Ltd.	0.5%
TP ICAP Group PLC	0.5%
Mandatum OYJ	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective April 30, 2025, the Fund was renamed WisdomTree Dynamic International SmallCap Equity Fund (formerly, the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund).

Effective April 30, 2025, the Fund's Index was renamed WisdomTree Dynamic International SmallCap Equity Index (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Index).

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227316
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Efficient Core Fund
Trading Symbol	NTSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Emerging Markets Efficient Core Fund $9,351	MSCI Emerging Markets Index $10,255
5/20/21	$10,000	$10,000
5/31/21	$10,294	$10,378
6/30/21	$10,458	$10,396
7/31/21	$9,901	$9,696
8/31/21	$10,098	$9,950
9/30/21	$9,646	$9,555
10/31/21	$9,725	$9,649
11/30/21	$9,354	$9,256
12/31/21	$9,537	$9,429
1/31/22	$9,337	$9,251
2/28/22	$8,823	$8,974
3/31/22	$8,529	$8,772
4/30/22	$7,871	$8,284
5/31/22	$7,946	$8,320
6/30/22	$7,419	$7,767
7/31/22	$7,476	$7,748
8/31/22	$7,362	$7,781
9/30/22	$6,403	$6,868
10/31/22	$6,116	$6,655
11/30/22	$7,133	$7,642
12/31/22	$7,010	$7,535
1/31/23	$7,678	$8,130
2/28/23	$7,077	$7,603
3/31/23	$7,427	$7,833
4/30/23	$7,323	$7,744
5/31/23	$7,175	$7,614
6/30/23	$7,388	$7,903
7/31/23	$7,766	$8,395
8/31/23	$7,260	$7,878
9/30/23	$6,960	$7,672
10/31/23	$6,672	$7,374
11/30/23	$7,288	$7,964
12/31/23	$7,692	$8,275
1/31/24	$7,327	$7,891
2/29/24	$7,490	$8,267
3/31/24	$7,712	$8,471
4/30/24	$7,636	$8,509
5/31/24	$7,745	$8,557
6/30/24	$8,109	$8,895
7/31/24	$8,161	$8,921
8/31/24	$8,369	$9,065
9/30/24	$8,903	$9,671
10/31/24	$8,437	$9,241
11/30/24	$8,140	$8,909
12/31/24	$8,024	$8,896
1/31/25	$8,190	$9,055
2/28/25	$8,383	$9,099
3/31/25	$8,398	$9,157
4/30/25	$8,502	$9,277
5/31/25	$8,801	$9,673
6/30/25	$9,351	$10,255

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	15.32%	-1.62%
MSCI Emerging Markets Index	15.29%	0.61%

AssetsNet	$ 31,342,041
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 89,925
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,342,041 # of Portfolio Holdings437 Portfolio Turnover Rate5% Investment Advisory Fees Paid, Net$89,925
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	26.2%
Financials	19.8%
Consumer Discretionary	12.9%
Communication Services	10.0%
Materials	5.3%
Consumer Staples	4.4%
Energy	3.8%
Other Sectors	8.4%
Other Assets and Liabilities, Net	9.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	8.3%
Tencent Holdings Ltd.	5.3%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.0%
Naspers Ltd.	2.3%
SK Hynix, Inc.	1.7%
Xiaomi Corp.	1.6%
Reliance Industries Ltd.	1.5%
China Construction Bank Corp.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000235377
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets ex-China Fund
Trading Symbol	XC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-China Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-China Fund	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Emerging Markets ex-China Fund $14,407	MSCI Emerging Markets ex-China Index $14,426	WisdomTree Emerging Markets ex-China Index $14,786
9/22/22	$10,000	$10,000	$10,000
9/30/22	$9,353	$9,385	$9,342
10/31/22	$9,592	$9,680	$9,611
11/30/22	$10,522	$10,586	$10,568
12/31/22	$10,025	$10,133	$10,050
1/31/23	$10,663	$10,746	$10,687
2/28/23	$10,187	$10,259	$10,223
3/31/23	$10,496	$10,498	$10,527
4/30/23	$10,509	$10,584	$10,555
5/31/23	$10,781	$10,733	$10,847
6/30/23	$11,159	$11,133	$11,227
7/31/23	$11,686	$11,615	$11,760
8/31/23	$11,135	$11,044	$11,199
9/30/23	$10,762	$10,761	$10,833
10/31/23	$10,379	$10,361	$10,436
11/30/23	$11,471	$11,432	$11,578
12/31/23	$12,193	$12,163	$12,345
1/31/24	$11,862	$11,861	$12,025
2/29/24	$12,246	$12,282	$12,442
3/31/24	$12,612	$12,651	$12,867
4/30/24	$12,438	$12,446	$12,663
5/31/24	$12,517	$12,433	$12,738
6/30/24	$13,307	$13,188	$13,594
7/31/24	$13,344	$13,298	$13,692
8/31/24	$13,597	$13,540	$13,959
9/30/24	$13,760	$13,710	$14,138
10/31/24	$13,360	$13,178	$13,669
11/30/24	$12,984	$12,747	$13,294
12/31/24	$12,871	$12,596	$13,172
1/31/25	$13,035	$12,864	$13,299
2/28/25	$12,498	$12,375	$12,723
3/31/25	$12,320	$12,380	$12,571
4/30/25	$12,823	$12,858	$13,109
5/31/25	$13,507	$13,489	$13,837
6/30/25	$14,407	$14,426	$14,786

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 9/22/22
Fund NAV Returns	8.27%	14.08%
MSCI Emerging Markets ex-China Index	9.39%	14.12%
WisdomTree Emerging Markets ex-China Index	8.76%	15.13%

AssetsNet	$ 88,804,858
Holdings Count | Holding	746
Advisory Fees Paid, Amount	$ 199,670
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$88,804,858 # of Portfolio Holdings746 Portfolio Turnover Rate11% Investment Advisory Fees Paid, Net$199,670
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	33.5%
Financials	21.9%
Consumer Discretionary	9.0%
Industrials	8.3%
Materials	6.6%
Consumer Staples	5.8%
Communication Services	4.5%
Health Care	4.5%
Energy	3.0%
Utilities	1.9%
Other Sectors	1.3%
Other Assets and Liabilities, Net	(0.3)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.3%
Al Rajhi Bank	2.1%
MercadoLibre, Inc.	2.1%
SK Hynix, Inc.	1.7%
ICICI Bank Ltd.	1.6%
MediaTek, Inc.	1.3%
Hon Hai Precision Industry Co. Ltd.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227314
Shareholder Report [Line Items]
Fund Name	WisdomTree International Efficient Core Fund
Trading Symbol	NTSI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International Efficient Core Fund $11,504	MSCI EAFE Index $12,950
5/20/21	$10,000	$10,000
5/31/21	$10,254	$10,213
6/30/21	$10,150	$10,098
7/31/21	$10,307	$10,174
8/31/21	$10,434	$10,354
9/30/21	$10,076	$10,053
10/31/21	$10,295	$10,300
11/30/21	$9,895	$9,821
12/31/21	$10,328	$10,324
1/31/22	$9,819	$9,825
2/28/22	$9,629	$9,651
3/31/22	$9,516	$9,713
4/30/22	$8,801	$9,085
5/31/22	$8,863	$9,153
6/30/22	$8,073	$8,304
7/31/22	$8,537	$8,717
8/31/22	$8,007	$8,303
9/30/22	$7,154	$7,527
10/31/22	$7,427	$7,931
11/30/22	$8,318	$8,825
12/31/22	$8,291	$8,832
1/31/23	$8,996	$9,547
2/28/23	$8,691	$9,348
3/31/23	$9,039	$9,580
4/30/23	$9,285	$9,850
5/31/23	$8,848	$9,433
6/30/23	$9,151	$9,862
7/31/23	$9,367	$10,182
8/31/23	$9,004	$9,792
9/30/23	$8,578	$9,457
10/31/23	$8,170	$9,074
11/30/23	$9,030	$9,916
12/31/23	$9,625	$10,443
1/31/24	$9,650	$10,503
2/29/24	$9,717	$10,695
3/31/24	$10,020	$11,047
4/30/24	$9,638	$10,764
5/31/24	$10,029	$11,181
6/30/24	$9,968	$11,000
7/31/24	$10,327	$11,323
8/31/24	$10,662	$11,691
9/30/24	$10,770	$11,799
10/31/24	$10,062	$11,157
11/30/24	$10,059	$11,094
12/31/24	$9,725	$10,842
1/31/25	$10,199	$11,412
2/28/25	$10,479	$11,633
3/31/25	$10,436	$11,586
4/30/25	$10,864	$12,117
5/31/25	$11,206	$12,671
6/30/25	$11,504	$12,950

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	15.41%	3.46%
MSCI EAFE Index	17.73%	6.48%

AssetsNet	$ 405,972,013
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 925,135
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$405,972,013 # of Portfolio Holdings452 Portfolio Turnover Rate3% Investment Advisory Fees Paid, Net$925,135
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	21.3%
Industrials	15.7%
Health Care	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.7%
Information Technology	7.5%
Materials	5.5%
Other Sectors	11.6%
Other Assets and Liabilities, Net	11.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	9.3%
ASML Holding NV	1.8%
SAP SE	1.7%
Nestle SA	1.4%
Shell PLC	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Novo Nordisk AS	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168143
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Corporate Bond Fund
Trading Symbol	QIG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Corporate Bond Fund $12,334	Bloomberg U.S. Aggregate Bond Index $11,464	ICE BofA Merrill Lynch U.S. Corporate Index $12,813	WisdomTree U.S. Quality Corporate Bond Index $12,700
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,034	$10,026	$10,037	$10,028
5/31/16	$9,995	$10,028	$10,030	$10,019
6/30/16	$10,189	$10,208	$10,249	$10,225
7/31/16	$10,319	$10,273	$10,397	$10,384
8/31/16	$10,354	$10,261	$10,426	$10,403
9/30/16	$10,319	$10,255	$10,396	$10,380
10/31/16	$10,194	$10,177	$10,310	$10,268
11/30/16	$9,942	$9,936	$10,033	$10,012
12/31/16	$9,988	$9,950	$10,096	$10,068
1/31/17	$9,988	$9,969	$10,138	$10,082
2/28/17	$10,091	$10,036	$10,252	$10,182
3/31/17	$10,084	$10,031	$10,240	$10,168
4/30/17	$10,177	$10,109	$10,342	$10,262
5/31/17	$10,303	$10,186	$10,462	$10,379
6/30/17	$10,344	$10,176	$10,488	$10,426
7/31/17	$10,432	$10,220	$10,566	$10,499
8/31/17	$10,497	$10,312	$10,656	$10,576
9/30/17	$10,474	$10,263	$10,631	$10,563
10/31/17	$10,509	$10,268	$10,674	$10,604
11/30/17	$10,494	$10,255	$10,659	$10,597
12/31/17	$10,614	$10,302	$10,750	$10,704
1/31/18	$10,519	$10,184	$10,651	$10,618
2/28/18	$10,338	$10,087	$10,491	$10,447
3/31/18	$10,359	$10,152	$10,514	$10,480
4/30/18	$10,264	$10,076	$10,424	$10,389
5/31/18	$10,311	$10,148	$10,471	$10,440
6/30/18	$10,228	$10,136	$10,415	$10,368
7/31/18	$10,325	$10,138	$10,492	$10,466
8/31/18	$10,372	$10,203	$10,549	$10,513
9/30/18	$10,370	$10,138	$10,515	$10,489
10/31/18	$10,208	$10,058	$10,373	$10,343
11/30/18	$10,191	$10,118	$10,353	$10,333
12/31/18	$10,326	$10,304	$10,508	$10,468
1/31/19	$10,544	$10,413	$10,728	$10,686
2/28/19	$10,555	$10,407	$10,767	$10,700
3/31/19	$10,818	$10,607	$11,035	$10,970
4/30/19	$10,872	$10,609	$11,096	$11,035
5/31/19	$11,017	$10,798	$11,255	$11,191
6/30/19	$11,296	$10,933	$11,514	$11,449
7/31/19	$11,358	$10,957	$11,590	$11,517
8/31/19	$11,684	$11,241	$11,942	$11,851
9/30/19	$11,604	$11,181	$11,868	$11,780
10/31/19	$11,682	$11,215	$11,940	$11,856
11/30/19	$11,711	$11,209	$11,966	$11,891
12/31/19	$11,745	$11,202	$12,004	$11,931
1/31/20	$12,021	$11,417	$12,289	$12,211
2/29/20	$12,182	$11,623	$12,448	$12,380
3/31/20	$11,313	$11,554	$11,517	$11,503
4/30/20	$12,010	$11,760	$12,125	$12,122
5/31/20	$12,169	$11,814	$12,337	$12,279
6/30/20	$12,373	$11,889	$12,585	$12,533
7/31/20	$12,757	$12,066	$12,982	$12,913
8/31/20	$12,574	$11,969	$12,832	$12,753
9/30/20	$12,538	$11,962	$12,798	$12,722
10/31/20	$12,481	$11,909	$12,776	$12,686
11/30/20	$12,888	$12,026	$13,117	$13,112
12/31/20	$12,912	$12,042	$13,181	$13,145
1/31/21	$12,690	$11,956	$13,020	$12,922
2/28/21	$12,423	$11,784	$12,766	$12,652
3/31/21	$12,164	$11,636	$12,589	$12,378
4/30/21	$12,311	$11,728	$12,738	$12,537
5/31/21	$12,424	$11,767	$12,828	$12,651
6/30/21	$12,713	$11,849	$13,041	$12,948
7/31/21	$12,925	$11,982	$13,199	$13,172
8/31/21	$12,876	$11,959	$13,173	$13,121
9/30/21	$12,719	$11,855	$13,034	$12,970
10/31/21	$12,757	$11,852	$13,066	$13,006
11/30/21	$12,769	$11,887	$13,078	$13,022
12/31/21	$12,737	$11,857	$13,056	$13,008
1/31/22	$12,288	$11,601	$12,648	$12,537
2/28/22	$12,037	$11,472	$12,372	$12,276
3/31/22	$11,736	$11,153	$12,046	$11,962
4/30/22	$11,034	$10,730	$11,447	$11,252
5/31/22	$11,148	$10,799	$11,508	$11,366
6/30/22	$10,827	$10,630	$11,238	$11,040
7/31/22	$11,202	$10,889	$11,569	$11,414
8/31/22	$10,848	$10,582	$11,261	$11,075
9/30/22	$10,279	$10,125	$10,663	$10,492
10/31/22	$10,192	$9,993	$10,544	$10,401
11/30/22	$10,736	$10,361	$11,063	$10,943
12/31/22	$10,657	$10,314	$11,039	$10,905
1/31/23	$11,105	$10,632	$11,469	$11,344
2/28/23	$10,745	$10,357	$11,135	$10,979
3/31/23	$11,040	$10,620	$11,420	$11,287
4/30/23	$11,124	$10,684	$11,514	$11,376
5/31/23	$10,963	$10,568	$11,364	$11,215
6/30/23	$11,010	$10,530	$11,396	$11,261
7/31/23	$11,054	$10,523	$11,446	$11,315
8/31/23	$10,971	$10,456	$11,368	$11,238
9/30/23	$10,692	$10,190	$11,088	$10,961
10/31/23	$10,490	$10,029	$10,887	$10,772
11/30/23	$11,110	$10,483	$11,501	$11,387
12/31/23	$11,548	$10,884	$11,965	$11,844
1/31/24	$11,550	$10,855	$11,984	$11,843
2/29/24	$11,384	$10,701	$11,817	$11,684
3/31/24	$11,526	$10,800	$11,954	$11,839
4/30/24	$11,254	$10,527	$11,679	$11,563
5/31/24	$11,452	$10,706	$11,895	$11,772
6/30/24	$11,527	$10,807	$11,968	$11,851
7/31/24	$11,796	$11,059	$12,254	$12,130
8/31/24	$11,973	$11,218	$12,441	$12,313
9/30/24	$12,185	$11,369	$12,656	$12,525
10/31/24	$11,895	$11,087	$12,371	$12,242
11/30/24	$12,061	$11,204	$12,518	$12,393
12/31/24	$11,820	$11,021	$12,297	$12,166
1/31/25	$11,885	$11,079	$12,371	$12,238
2/28/25	$12,122	$11,323	$12,622	$12,476
3/31/25	$12,095	$11,327	$12,587	$12,452
4/30/25	$12,097	$11,372	$12,584	$12,449
5/31/25	$12,100	$11,290	$12,584	$12,458
6/30/25	$12,334	$11,464	$12,813	$12,700

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	7.00%	-0.06%	2.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%
ICE BofA Merrill Lynch U.S. Corporate Index	7.06%	0.36%	2.74%
WisdomTree U.S. Quality Corporate Bond Index	7.16%	0.27%	2.64%

AssetsNet	$ 17,880,670
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 32,058
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,880,670 # of Portfolio Holdings492 Portfolio Turnover Rate16% Investment Advisory Fees Paid, Net$32,058
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	34.7%
Health Care	13.3%
Energy	8.4%
Utilities	8.1%
Information Technology	7.9%
Industrials	7.1%
Consumer Staples	5.7%
Consumer Discretionary	4.3%
Communication Services	3.5%
Materials	3.4%
Other Sectors	2.1%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Deutsche Bank AG, 5.30%, due 5/9/2031	0.9%
Bank of America Corp., 3.19%, due 7/23/2030	0.8%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
Bank of America Corp., 3.42%, due 12/20/2028	0.8%
Broadridge Financial Solutions, Inc., 3.40%, due 6/27/2026	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000200315
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Efficient Core Fund
Trading Symbol	NTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Efficient Core Fund $21,721	S&P 500® Index $24,610	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $18,185
8/2/18	$10,000	$10,000	$10,000
8/31/18	$10,311	$10,285	$10,201
9/30/18	$10,279	$10,343	$10,210
10/31/18	$9,612	$9,636	$9,757
11/30/18	$9,832	$9,833	$9,898
12/31/18	$9,166	$8,945	$9,434
1/31/19	$9,844	$9,662	$9,910
2/28/19	$10,101	$9,972	$10,095
3/31/19	$10,386	$10,166	$10,290
4/30/19	$10,740	$10,577	$10,540
5/31/19	$10,277	$9,905	$10,208
6/30/19	$10,964	$10,603	$10,690
7/31/19	$11,109	$10,756	$10,794
8/31/19	$11,166	$10,585	$10,796
9/30/19	$11,275	$10,783	$10,894
10/31/19	$11,477	$11,017	$11,050
11/30/19	$11,801	$11,417	$11,292
12/31/19	$12,056	$11,761	$11,494
1/31/20	$12,272	$11,757	$11,578
2/29/20	$11,559	$10,789	$11,086
3/31/20	$10,498	$9,456	$10,268
4/30/20	$11,744	$10,669	$11,070
5/31/20	$12,270	$11,177	$11,394
6/30/20	$12,526	$11,399	$11,558
7/31/20	$13,254	$12,042	$12,020
8/31/20	$14,101	$12,907	$12,512
9/30/20	$13,621	$12,417	$12,224
10/31/20	$13,190	$12,087	$12,009
11/30/20	$14,565	$13,410	$12,828
12/31/20	$15,061	$13,925	$13,131
1/31/21	$14,847	$13,785	$13,013
2/28/21	$14,983	$14,165	$13,158
3/31/21	$15,362	$14,785	$13,451
4/30/21	$16,192	$15,574	$13,943
5/31/21	$16,295	$15,683	$14,022
6/30/21	$16,789	$16,049	$14,258
7/31/21	$17,290	$16,431	$14,526
8/31/21	$17,737	$16,930	$14,846
9/30/21	$16,846	$16,143	$14,463
10/31/21	$17,903	$17,274	$14,955
11/30/21	$17,833	$17,154	$15,066
12/31/21	$18,401	$17,923	$15,310
1/31/22	$17,246	$16,995	$14,524
2/28/22	$16,718	$16,486	$14,331
3/31/22	$16,901	$17,099	$14,648
4/30/22	$15,164	$15,608	$13,525
5/31/22	$15,143	$15,636	$13,653
6/30/22	$13,944	$14,346	$12,861
7/31/22	$15,281	$15,668	$13,637
8/31/22	$14,437	$15,029	$13,230
9/30/22	$12,871	$13,645	$12,321
10/31/22	$13,639	$14,750	$12,789
11/30/22	$14,520	$15,574	$13,047
12/31/22	$13,669	$14,677	$12,834
1/31/23	$14,621	$15,599	$13,336
2/28/23	$14,069	$15,218	$13,003
3/31/23	$14,795	$15,777	$13,423
4/30/23	$14,993	$16,023	$13,581
5/31/23	$14,972	$16,093	$13,558
6/30/23	$15,708	$17,156	$14,082
7/31/23	$16,102	$17,708	$14,350
8/31/23	$15,776	$17,426	$14,175
9/30/23	$14,832	$16,595	$13,624
10/31/23	$14,386	$16,246	$13,367
11/30/23	$15,908	$17,729	$14,339
12/31/23	$16,865	$18,535	$14,950
1/31/24	$17,044	$18,846	$15,085
2/29/24	$17,692	$19,853	$15,488
3/31/24	$18,215	$20,491	$15,851
4/30/24	$17,219	$19,655	$15,296
5/31/24	$18,091	$20,629	$15,866
6/30/24	$18,820	$21,369	$16,280
7/31/24	$19,163	$21,629	$16,557
8/31/24	$19,699	$22,154	$16,892
9/30/24	$20,167	$22,627	$17,199
10/31/24	$19,698	$22,422	$16,936
11/30/24	$20,907	$23,738	$17,610
12/31/24	$20,197	$23,172	$17,240
1/31/25	$20,784	$23,818	$17,564
2/28/25	$20,728	$23,507	$17,578
3/31/25	$19,583	$22,182	$16,988
4/30/25	$19,614	$22,032	$16,946
5/31/25	$20,596	$23,419	$17,534
6/30/25	$21,721	$24,610	$18,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 8/2/18
Fund NAV Returns	15.41%	11.64%	11.88%
S&P 500® Index	15.16%	16.64%	13.91%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	11.70%	9.49%	9.03%

AssetsNet	$ 1,205,557,062
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 2,312,502
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,205,557,062 # of Portfolio Holdings503 Portfolio Turnover Rate15% Investment Advisory Fees Paid, Net$2,312,502
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.5%
Financials	13.3%
Communication Services	10.0%
Consumer Discretionary	9.3%
Health Care	8.0%
Industrials	7.3%
Consumer Staples	5.3%
Other Sectors	7.4%
Other Assets and Liabilities, Net	9.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	8.6%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.0%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168145
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Yield Corporate Bond Fund
Trading Symbol	QHY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. High Yield Corporate Bond Fund $15,418	Bloomberg U.S. Aggregate Bond Index $11,464	ICE BofA Merrill Lynch U.S. High Yield Index $16,834	WisdomTree U.S. High Yield Corporate Bond Index $16,255
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,028	$10,026	$10,042	$10,037
5/31/16	$10,085	$10,028	$10,115	$10,094
6/30/16	$10,134	$10,208	$10,224	$10,177
7/31/16	$10,383	$10,273	$10,483	$10,469
8/31/16	$10,593	$10,261	$10,716	$10,681
9/30/16	$10,661	$10,255	$10,785	$10,739
10/31/16	$10,616	$10,177	$10,819	$10,724
11/30/16	$10,579	$9,936	$10,777	$10,684
12/31/16	$10,765	$9,950	$10,988	$10,908
1/31/17	$10,837	$9,969	$11,136	$11,013
2/28/17	$10,995	$10,036	$11,310	$11,191
3/31/17	$10,983	$10,031	$11,286	$11,171
4/30/17	$11,103	$10,109	$11,414	$11,294
5/31/17	$11,180	$10,186	$11,516	$11,402
6/30/17	$11,171	$10,176	$11,528	$11,413
7/31/17	$11,288	$10,220	$11,661	$11,540
8/31/17	$11,268	$10,312	$11,658	$11,507
9/30/17	$11,298	$10,263	$11,763	$11,586
10/31/17	$11,363	$10,268	$11,808	$11,643
11/30/17	$11,328	$10,255	$11,776	$11,631
12/31/17	$11,339	$10,302	$11,811	$11,660
1/31/18	$11,399	$10,184	$11,887	$11,761
2/28/18	$11,305	$10,087	$11,776	$11,663
3/31/18	$11,268	$10,152	$11,703	$11,607
4/30/18	$11,299	$10,076	$11,781	$11,660
5/31/18	$11,315	$10,148	$11,779	$11,677
6/30/18	$11,337	$10,136	$11,820	$11,711
7/31/18	$11,456	$10,138	$11,952	$11,859
8/31/18	$11,541	$10,203	$12,038	$11,978
9/30/18	$11,623	$10,138	$12,108	$12,041
10/31/18	$11,437	$10,058	$11,910	$11,829
11/30/18	$11,386	$10,118	$11,802	$11,772
12/31/18	$11,141	$10,304	$11,543	$11,488
1/31/19	$11,690	$10,413	$12,073	$12,103
2/28/19	$11,905	$10,407	$12,277	$12,302
3/31/19	$12,049	$10,607	$12,398	$12,433
4/30/19	$12,226	$10,609	$12,571	$12,619
5/31/19	$12,055	$10,798	$12,411	$12,438
6/30/19	$12,406	$10,933	$12,716	$12,790
7/31/19	$12,453	$10,957	$12,781	$12,862
8/31/19	$12,524	$11,241	$12,831	$12,929
9/30/19	$12,550	$11,181	$12,871	$12,958
10/31/19	$12,577	$11,215	$12,901	$13,024
11/30/19	$12,641	$11,209	$12,936	$13,082
12/31/19	$12,861	$11,202	$13,207	$13,340
1/31/20	$12,846	$11,417	$13,207	$13,321
2/29/20	$12,625	$11,623	$13,003	$13,081
3/31/20	$11,522	$11,554	$11,474	$11,743
4/30/20	$11,781	$11,760	$11,910	$11,992
5/31/20	$12,285	$11,814	$12,454	$12,568
6/30/20	$12,317	$11,889	$12,576	$12,628
7/31/20	$12,923	$12,066	$13,177	$13,310
8/31/20	$13,024	$11,969	$13,306	$13,417
9/30/20	$12,845	$11,962	$13,168	$13,225
10/31/20	$12,866	$11,909	$13,229	$13,267
11/30/20	$13,362	$12,026	$13,759	$13,801
12/31/20	$13,600	$12,042	$14,021	$14,047
1/31/21	$13,620	$11,956	$14,075	$14,095
2/28/21	$13,619	$11,784	$14,124	$14,114
3/31/21	$13,656	$11,636	$14,148	$14,143
4/30/21	$13,799	$11,728	$14,303	$14,305
5/31/21	$13,839	$11,767	$14,344	$14,347
6/30/21	$14,022	$11,849	$14,540	$14,555
7/31/21	$14,055	$11,982	$14,592	$14,609
8/31/21	$14,152	$11,959	$14,672	$14,710
9/30/21	$14,126	$11,855	$14,677	$14,682
10/31/21	$14,087	$11,852	$14,651	$14,653
11/30/21	$13,917	$11,887	$14,500	$14,470
12/31/21	$14,231	$11,857	$14,773	$14,815
1/31/22	$13,795	$11,601	$14,367	$14,356
2/28/22	$13,656	$11,472	$14,238	$14,222
3/31/22	$13,536	$11,153	$14,106	$14,102
4/30/22	$12,992	$10,730	$13,593	$13,523
5/31/22	$13,093	$10,799	$13,627	$13,653
6/30/22	$12,177	$10,630	$12,700	$12,631
7/31/22	$12,975	$10,889	$13,465	$13,497
8/31/22	$12,585	$10,582	$13,142	$13,094
9/30/22	$12,064	$10,125	$12,614	$12,513
10/31/22	$12,490	$9,993	$12,973	$12,967
11/30/22	$12,693	$10,361	$13,216	$13,197
12/31/22	$12,525	$10,314	$13,115	$13,024
1/31/23	$12,993	$10,632	$13,629	$13,571
2/28/23	$12,737	$10,357	$13,452	$13,288
3/31/23	$12,843	$10,620	$13,604	$13,407
4/30/23	$12,930	$10,684	$13,730	$13,510
5/31/23	$12,712	$10,568	$13,605	$13,283
6/30/23	$12,958	$10,530	$13,826	$13,565
7/31/23	$13,160	$10,523	$14,023	$13,798
8/31/23	$13,149	$10,456	$14,063	$13,787
9/30/23	$12,935	$10,190	$13,897	$13,564
10/31/23	$12,708	$10,029	$13,727	$13,335
11/30/23	$13,346	$10,483	$14,352	$14,013
12/31/23	$13,878	$10,884	$14,878	$14,580
1/31/24	$13,826	$10,855	$14,884	$14,556
2/29/24	$13,789	$10,701	$14,928	$14,516
3/31/24	$13,988	$10,800	$15,100	$14,725
4/30/24	$13,792	$10,527	$14,955	$14,513
5/31/24	$13,889	$10,706	$15,124	$14,624
6/30/24	$14,023	$10,807	$15,265	$14,774
7/31/24	$14,290	$11,059	$15,570	$15,077
8/31/24	$14,539	$11,218	$15,817	$15,346
9/30/24	$14,723	$11,369	$16,076	$15,543
10/31/24	$14,573	$11,087	$15,988	$15,379
11/30/24	$14,768	$11,204	$16,168	$15,590
12/31/24	$14,637	$11,021	$16,102	$15,459
1/31/25	$14,854	$11,079	$16,324	$15,691
2/28/25	$14,967	$11,323	$16,430	$15,816
3/31/25	$14,849	$11,327	$16,254	$15,686
4/30/25	$14,837	$11,372	$16,254	$15,674
5/31/25	$15,123	$11,290	$16,527	$15,979
6/30/25	$15,418	$11,464	$16,834	$16,255

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	9.95%	4.59%	4.83%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%
ICE BofA Merrill Lynch U.S. High Yield Index	10.28%	6.01%	5.84%
WisdomTree U.S. High Yield Corporate Bond Index	10.02%	5.18%	5.43%

AssetsNet	$ 198,292,206
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 807,494
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$198,292,206 # of Portfolio Holdings458 Portfolio Turnover Rate66% Investment Advisory Fees Paid, Net$807,494
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Discretionary	19.2%
Communication Services	15.8%
Energy	15.4%
Industrials	10.5%
Financials	10.3%
Health Care	6.6%
Consumer Staples	5.3%
Real Estate	4.0%
Utilities	3.1%
Other Sectors	5.4%
Other Assets and Liabilities, Net	4.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	2.9%
United Rentals North America, Inc., 3.88%, due 2/15/2031	0.5%
Tenneco, Inc., 8.00%, due 11/17/2028	0.6%
United Airlines, Inc., 4.63%, due 4/15/2029	0.6%
DaVita, Inc., 4.63%, due 6/1/2030	0.6%
Post Holdings, Inc., 4.50%, due 9/15/2031	0.5%
Sirius XM Radio LLC, 4.13%, due 7/1/2030	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 1/15/2030	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168144
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Short-Term Corporate Bond Fund
Trading Symbol	QSIG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Short-Term Corporate Bond Fund $12,334	Bloomberg U.S. Aggregate Bond Index $11,464	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index $12,847	WisdomTree U.S. Short-term Quality Corporate Bond Index $12,755
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,014	$10,026	$10,020	$10,015
5/31/16	$9,997	$10,028	$10,018	$10,013
6/30/16	$10,066	$10,208	$10,111	$10,090
7/31/16	$10,101	$10,273	$10,154	$10,130
8/31/16	$10,096	$10,261	$10,158	$10,136
9/30/16	$10,097	$10,255	$10,168	$10,148
10/31/16	$10,084	$10,177	$10,159	$10,141
11/30/16	$10,013	$9,936	$10,060	$10,074
12/31/16	$10,027	$9,950	$10,080	$10,090
1/31/17	$10,055	$9,969	$10,118	$10,125
2/28/17	$10,092	$10,036	$10,166	$10,159
3/31/17	$10,097	$10,031	$10,177	$10,170
4/30/17	$10,134	$10,109	$10,225	$10,207
5/31/17	$10,170	$10,186	$10,271	$10,244
6/30/17	$10,169	$10,176	$10,272	$10,245
7/31/17	$10,216	$10,220	$10,327	$10,297
8/31/17	$10,239	$10,312	$10,362	$10,324
9/30/17	$10,234	$10,263	$10,352	$10,317
10/31/17	$10,239	$10,268	$10,364	$10,331
11/30/17	$10,206	$10,255	$10,333	$10,302
12/31/17	$10,222	$10,302	$10,346	$10,316
1/31/18	$10,184	$10,184	$10,303	$10,286
2/28/18	$10,151	$10,087	$10,263	$10,253
3/31/18	$10,153	$10,152	$10,265	$10,259
4/30/18	$10,156	$10,076	$10,255	$10,261
5/31/18	$10,197	$10,148	$10,300	$10,305
6/30/18	$10,188	$10,136	$10,291	$10,295
7/31/18	$10,214	$10,138	$10,320	$10,325
8/31/18	$10,263	$10,203	$10,373	$10,376
9/30/18	$10,260	$10,138	$10,368	$10,371
10/31/18	$10,250	$10,058	$10,357	$10,371
11/30/18	$10,252	$10,118	$10,361	$10,377
12/31/18	$10,332	$10,304	$10,450	$10,459
1/31/19	$10,435	$10,413	$10,560	$10,561
2/28/19	$10,467	$10,407	$10,606	$10,594
3/31/19	$10,566	$10,607	$10,724	$10,701
4/30/19	$10,595	$10,609	$10,765	$10,734
5/31/19	$10,658	$10,798	$10,843	$10,804
6/30/19	$10,743	$10,933	$10,954	$10,896
7/31/19	$10,753	$10,957	$10,970	$10,909
8/31/19	$10,847	$11,241	$11,086	$11,007
9/30/19	$10,854	$11,181	$11,089	$11,014
10/31/19	$10,901	$11,215	$11,145	$11,065
11/30/19	$10,908	$11,209	$11,152	$11,085
12/31/19	$10,947	$11,202	$11,197	$11,129
1/31/20	$11,033	$11,417	$11,299	$11,213
2/29/20	$11,102	$11,623	$11,381	$11,287
3/31/20	$10,745	$11,554	$10,931	$10,921
4/30/20	$11,027	$11,760	$11,265	$11,197
5/31/20	$11,164	$11,814	$11,438	$11,338
6/30/20	$11,253	$11,889	$11,569	$11,454
7/31/20	$11,319	$12,066	$11,669	$11,534
8/31/20	$11,336	$11,969	$11,705	$11,560
9/30/20	$11,322	$11,962	$11,695	$11,551
10/31/20	$11,335	$11,909	$11,717	$11,571
11/30/20	$11,392	$12,026	$11,789	$11,629
12/31/20	$11,425	$12,042	$11,836	$11,670
1/31/21	$11,420	$11,956	$11,836	$11,664
2/28/21	$11,400	$11,784	$11,802	$11,643
3/31/21	$11,355	$11,636	$11,773	$11,603
4/30/21	$11,405	$11,728	$11,826	$11,657
5/31/21	$11,445	$11,767	$11,871	$11,702
6/30/21	$11,431	$11,849	$11,864	$11,687
7/31/21	$11,467	$11,982	$11,905	$11,731
8/31/21	$11,458	$11,959	$11,903	$11,723
9/30/21	$11,432	$11,855	$11,877	$11,703
10/31/21	$11,372	$11,852	$11,821	$11,640
11/30/21	$11,343	$11,887	$11,800	$11,612
12/31/21	$11,351	$11,857	$11,796	$11,622
1/31/22	$11,216	$11,601	$11,658	$11,484
2/28/22	$11,135	$11,472	$11,551	$11,402
3/31/22	$10,937	$11,153	$11,305	$11,201
4/30/22	$10,781	$10,730	$11,152	$11,049
5/31/22	$10,872	$10,799	$11,221	$11,142
6/30/22	$10,725	$10,630	$11,090	$10,989
7/31/22	$10,895	$10,889	$11,234	$11,163
8/31/22	$10,759	$10,582	$11,117	$11,027
9/30/22	$10,521	$10,125	$10,865	$10,786
10/31/22	$10,496	$9,993	$10,825	$10,764
11/30/22	$10,722	$10,361	$11,051	$10,988
12/31/22	$10,708	$10,314	$11,075	$11,002
1/31/23	$10,884	$10,632	$11,253	$11,174
2/28/23	$10,744	$10,357	$11,125	$11,041
3/31/23	$10,891	$10,620	$11,265	$11,195
4/30/23	$10,968	$10,684	$11,348	$11,277
5/31/23	$10,918	$10,568	$11,308	$11,228
6/30/23	$10,896	$10,530	$11,278	$11,210
7/31/23	$10,966	$10,523	$11,358	$11,291
8/31/23	$10,973	$10,456	$11,377	$11,302
9/30/23	$10,918	$10,190	$11,324	$11,239
10/31/23	$10,915	$10,029	$11,314	$11,228
11/30/23	$11,152	$10,483	$11,563	$11,482
12/31/23	$11,356	$10,884	$11,773	$11,699
1/31/24	$11,403	$10,855	$11,833	$11,747
2/29/24	$11,342	$10,701	$11,778	$11,692
3/31/24	$11,418	$10,800	$11,853	$11,775
4/30/24	$11,344	$10,527	$11,784	$11,705
5/31/24	$11,455	$10,706	$11,907	$11,820
6/30/24	$11,520	$10,807	$11,974	$11,891
7/31/24	$11,698	$11,059	$12,165	$12,075
8/31/24	$11,825	$11,218	$12,296	$12,207
9/30/24	$11,943	$11,369	$12,424	$12,334
10/31/24	$11,842	$11,087	$12,317	$12,224
11/30/24	$11,914	$11,204	$12,388	$12,300
12/31/24	$11,891	$11,021	$12,377	$12,284
1/31/25	$11,956	$11,079	$12,452	$12,357
2/28/25	$12,065	$11,323	$12,573	$12,469
3/31/25	$12,115	$11,327	$12,623	$12,525
4/30/25	$12,194	$11,372	$12,705	$12,606
5/31/25	$12,217	$11,290	$12,727	$12,632
6/30/25	$12,334	$11,464	$12,847	$12,755

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	7.07%	1.85%	2.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index	7.29%	2.12%	2.77%
WisdomTree U.S. Short-term Quality Corporate Bond Index	7.27%	2.17%	2.69%

AssetsNet	$ 48,768,300
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 84,578
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$48,768,300 # of Portfolio Holdings487 Portfolio Turnover Rate46% Investment Advisory Fees Paid, Net$84,578
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	42.7%
Health Care	11.5%
Industrials	8.7%
Information Technology	7.7%
Utilities	7.1%
Energy	6.3%
Consumer Staples	5.4%
Communication Services	3.9%
Consumer Discretionary	3.9%
Materials	2.1%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 1.73%, due 7/22/2027	1.1%
Morgan Stanley, 1.51%, due 7/20/2027	0.9%
Deutsche Bank AG, 6.72%, due 1/18/2029	0.8%
Bank of America Corp., 2.55%, due 2/4/2028	0.7%
L3Harris Technologies, Inc., 4.40%, due 6/15/2028	0.7%
Bank of America Corp., 3.71%, due 4/24/2028	0.6%
Elevance Health, Inc., 4.10%, due 3/1/2028	0.6%
Bank of America Corp., 5.20%, due 4/25/2029	0.6%
Philip Morris International, Inc., 4.88%, due 2/13/2029	0.6%
Truist Financial Corp., 1.27%, due 3/2/2027	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory